Investment Strategy - T. Rowe Price Science & Technology Fund, Inc.	Feb. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development and use of science and/or technology. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Some of the companies that may be included in the portfolio operate in such industries as:

●	information technology, including software, services, hardware, semiconductors, and technology equipment;

●	telecommunication equipment and services;

●	health care, including pharmaceuticals, biotechnology, life sciences, and health care equipment and services;

●	business services and technology solutions;

●	media, including advertising, broadcasting, cable and satellite, movies and entertainment, and publishing;

●	internet commerce and advertising;

●	alternative energy;

●	aerospace and defense; and

●	materials and chemicals.

Stock selection is based on intensive fundamental research that assesses companies’ business prospects, the valuations of their stocks, and their prospects for share price appreciation. The fund’s investments can range from small companies offering new technologies, including privately held companies and companies that only recently began to publicly trade, to large firms with established track records. Investments may also include companies positioned to benefit from advances in technology even if they are not direct technology providers.

While most assets are typically invested in U.S. common stocks, the fund may invest in foreign stocks, including issuers in emerging markets, in keeping with its objective(s).

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development and use of science and/or technology.